Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($)
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BNY Mellon Advantage Funds, Inc.
Entity Central Index Key	0000914775
Document Period End Date	Oct. 31, 2024
Class A
Shareholder Report [Line Items]
Fund Name	BNY Mellon Dynamic Total Return Fund
Class Name	Class A
Trading Symbol	AVGAX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class C
Shareholder Report [Line Items]
Fund Name	BNY Mellon Dynamic Total Return Fund
Class Name	Class C
Trading Symbol	AVGCX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class I
Shareholder Report [Line Items]
Fund Name	BNY Mellon Dynamic Total Return Fund
Class Name	Class I
Trading Symbol	AVGRX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class Y
Shareholder Report [Line Items]
Fund Name	BNY Mellon Dynamic Total Return Fund
Class Name	Class Y
Trading Symbol	AVGYX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	BNY Mellon Global Dynamic Bond Income Fund
Class Name	Class A
Trading Symbol	DGDAX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class C
Shareholder Report [Line Items]
Fund Name	BNY Mellon Global Dynamic Bond Income Fund
Class Name	Class C
Trading Symbol	DGDCX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class I
Shareholder Report [Line Items]
Fund Name	BNY Mellon Global Dynamic Bond Income Fund
Class Name	Class I
Trading Symbol	DGDIX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class Y
Shareholder Report [Line Items]
Fund Name	BNY Mellon Global Dynamic Bond Income Fund
Class Name	Class Y
Trading Symbol	DGDYX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	BNY Mellon Global Real Return Fund
Class Name	Class A
Trading Symbol	DRRAX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class C
Shareholder Report [Line Items]
Fund Name	BNY Mellon Global Real Return Fund
Class Name	Class C
Trading Symbol	DRRCX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class I
Shareholder Report [Line Items]
Fund Name	BNY Mellon Global Real Return Fund
Class Name	Class I
Trading Symbol	DRRIX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class Y
Shareholder Report [Line Items]
Fund Name	BNY Mellon Global Real Return Fund
Class Name	Class Y
Trading Symbol	DRRYX
Shareholder Report Annual or Semi-Annual	annual shareholder report
BNY Mellon Dynamic Total Return Fund | Class A
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about BNY Mellon Dynamic Total Return Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A*	$142	1.34%

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 142	[1]
Expense Ratio, Percent	1.34%	[1]
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the 12-month period ended October 31, 2024, the Fund’s Class A shares returned 11.40%.

• In comparison, the FTSE Three-Month U.S. Treasury Bill Index returned 5.59% for the same period.

What affected the Fund’s performance?

• Global equities climbed during the year, and by the third quarter of 2024, markets saw all-time highs, supported by monetary easing and strong earnings, which surprised to the upside.

• Tactical Asset Allocation contributed most to performance, benefiting from being long equities throughout the period. Equity Index Relative Value and Commodity Relative Value also contributed strongly.

• Currency Relative Value was the primary detractor over the period, driven by emerging market currencies. Cross-Asset Trend and Cross-Asset Volatility also detracted.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from November 1, 2014 through October 31, 2024 Initial Investment of $10,000 Years Ended 10/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Class A shares to a hypothetical investment of $10,000 made in each of the Bloomberg Global Aggregate Index (Hedged) (a broad-based index), MSCI World Index (a broad-based index), FTSE Three-Month U.S. Treasury Bill Index, and FTSE World Government Bond Index on 10/31/2014. The performance shown takes into account the maximum initial sales charge on Class A shares and applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/24)
Class A Shares	1YR	5YR	10YR
with Maximum Sales Charge - 5.75%	5.03%	2.33%	2.36%
without Sales Charge	11.40%	3.55%	2.97%
Bloomberg Global Aggregate Index (Hedged) (broad-based index)*	9.92%	0.33%	2.12%
MSCI World Index (broad-based index)*	33.68%	12.03%	9.78%
FTSE Three-Month U.S. Treasury Bill Index	5.59%	2.44%	1.71%
FTSE World Government Bond Index**	8.37%	-2.85%	-0.47%
Hybrid Index**	23.04%	6.11%	5.81%

*

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of September 1, 2024.

**	Effective as of September 1, 2024, changes were made to the Fund’s performance benchmarks. Performance of the FTSE World Government Bond Index and Hybrid Index will not be shown in the future.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.
Net Assets	$ 90,000,000
Holdings Count	202
Advisory Fees Paid, Amount	$ 594,134
Portfolio Turnover	4.30%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 10/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$90	202	$594,134	4.30%

Holdings [Text Block]	Portfolio Holdings (as of 10/31/24) Allocation of Holdings (Based on Total Net Exposure)
Material Fund Change [Text Block]

• Effective April 1, 2024, in addition to the management fee waiver and expense limitation agreement described in the Fund’s prospectus, the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed to waive receipt of a portion of its management fee in the amount of .10% of the value of the Fund’s average daily net assets until March 1, 2025. On or after March 1, 2025, BNY Mellon Investment Adviser, Inc. may terminate this waiver agreement at any time.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/literaturecenter
BNY Mellon Dynamic Total Return Fund | Class C
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about BNY Mellon Dynamic Total Return Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C*	$221	2.10%

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 221	[2]
Expense Ratio, Percent	2.10%	[2]
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the 12-month period ended October 31, 2024, the Fund’s Class C shares returned 10.55%.

• In comparison, the FTSE Three-Month U.S. Treasury Bill Index returned 5.59% for the same period.

What affected the Fund’s performance?

• Global equities climbed during the year, and by the third quarter of 2024, markets saw all-time highs, supported by monetary easing and strong earnings, which surprised to the upside.

• Tactical Asset Allocation contributed most to performance, benefiting from being long equities throughout the period. Equity Index Relative Value and Commodity Relative Value also contributed strongly.

• Currency Relative Value was the primary detractor over the period, driven by emerging market currencies. Cross-Asset Trend and Cross-Asset Volatility also detracted.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from November 1, 2014 through October 31, 2024 Initial Investment of $10,000 Years Ended 10/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Class C shares to a hypothetical investment of $10,000 made in each of the Bloomberg Global Aggregate Index (Hedged) (a broad-based index), MSCI World Index (a broad-based index), FTSE Three-Month U.S. Treasury Bill Index, and FTSE World Government Bond Index on 10/31/2014. The performance shown takes into account the maximum deferred sales charge on Class C shares and applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/24)
Class C Shares	1YR		5YR	10YR
with Maximum Deferred Sales Charge - 1.00%	9.55%	***	2.77%	2.20%
without Deferred Sales Charge	10.55%		2.77%	2.20%
Bloomberg Global Aggregate Index (Hedged) (broad-based index)*	9.92%		0.33%	2.12%
MSCI World Index (broad-based index)*	33.68%		12.03%	9.78%
FTSE Three-Month U.S. Treasury Bill Index	5.59%		2.44%	1.71%
FTSE World Government Bond Index**	8.37%		-2.85%	-0.47%
Hybrid Index**	23.04%		6.11%	5.81%

*

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of September 1, 2024.

**	Effective as of September 1, 2024, changes were made to the Fund's performance benchmarks. Performance of the FTSE World Government Bond Index and Hybrid Index will not be shown in the future.
***	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.
Net Assets	$ 90,000,000
Holdings Count	202
Advisory Fees Paid, Amount	$ 594,134
Portfolio Turnover	4.30%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 10/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$90	202	$594,134	4.30%

Holdings [Text Block]	Portfolio Holdings (as of 10/31/24) Allocation of Holdings (Based on Total Net Exposure)
Material Fund Change [Text Block]

• Effective April 1, 2024, in addition to the management fee waiver and expense limitation agreement described in the Fund’s prospectus, the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed to waive receipt of a portion of its management fee in the amount of .10% of the value of the Fund’s average daily net assets until March 1, 2025. On or after March 1, 2025, BNY Mellon Investment Adviser, Inc. may terminate this waiver agreement at any time.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/literaturecenter
BNY Mellon Dynamic Total Return Fund | Class I
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about BNY Mellon Dynamic Total Return Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I*	$115	1.09%

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 115	[3]
Expense Ratio, Percent	1.09%	[3]
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the 12-month period ended October 31, 2024, the Fund’s Class I shares returned 11.64%.

• In comparison, the FTSE Three-Month U.S. Treasury Bill Index returned 5.59% for the same period.

What affected the Fund’s performance?

• Global equities climbed during the year, and by the third quarter of 2024, markets saw all-time highs, supported by monetary easing and strong earnings, which surprised to the upside.

• Tactical Asset Allocation contributed most to performance, benefiting from being long equities throughout the period. Equity Index Relative Value and Commodity Relative Value also contributed strongly.

• Currency Relative Value was the primary detractor over the period, driven by emerging market currencies. Cross-Asset Trend and Cross-Asset Volatility also detracted.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from November 1, 2014 through October 31, 2024 Initial Investment of $10,000 Years Ended 10/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in each of the Bloomberg Global Aggregate Index (Hedged) (a broad-based index), MSCI World Index (a broad-based index), FTSE Three-Month U.S. Treasury Bill Index, and FTSE World Government Bond Index on 10/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/24)
Share Class	1YR	5YR	10YR
Class I Shares	11.64%	3.81%	3.23%
Bloomberg Global Aggregate Index (Hedged) (broad-based index)*	9.92%	0.33%	2.12%
MSCI World Index (broad-based index)*	33.68%	12.03%	9.78%
FTSE Three-Month U.S. Treasury Bill Index	5.59%	2.44%	1.71%
FTSE World Government Bond Index**	8.37%	-2.85%	-0.47%
Hybrid Index**	23.04%	6.11%	5.81%

*

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of September 1, 2024.

**	Effective as of September 1, 2024, changes were made to the Fund’s performance benchmarks. Performance of the FTSE World Government Bond Index and Hybrid Index will not be shown in the future.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.
Net Assets	$ 90,000,000
Holdings Count	202
Advisory Fees Paid, Amount	$ 594,134
Portfolio Turnover	4.30%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 10/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$90	202	$594,134	4.30%

Holdings [Text Block]	Portfolio Holdings (as of 10/31/24) Allocation of Holdings (Based on Total Net Exposure)
Material Fund Change [Text Block]

• Effective April 1, 2024, in addition to the management fee waiver and expense limitation agreement described in the Fund’s prospectus, the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed to waive receipt of a portion of its management fee in the amount of .10% of the value of the Fund’s average daily net assets until March 1, 2025. On or after March 1, 2025, BNY Mellon Investment Adviser, Inc. may terminate this waiver agreement at any time.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/literaturecenter
BNY Mellon Dynamic Total Return Fund | Class Y
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about BNY Mellon Dynamic Total Return Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y*	$117	1.11%

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 117	[4]
Expense Ratio, Percent	1.11%	[4]
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the 12-month period ended October 31, 2024, the Fund’s Class Y shares returned 11.67%.

• In comparison, the FTSE Three-Month U.S. Treasury Bill Index returned 5.59% for the same period.

What affected the Fund’s performance?

• Global equities climbed during the year, and by the third quarter of 2024, markets saw all-time highs, supported by monetary easing and strong earnings, which surprised to the upside.

• Tactical Asset Allocation contributed most to performance, benefiting from being long equities throughout the period. Equity Index Relative Value and Commodity Relative Value also contributed strongly.

• Currency Relative Value was the primary detractor over the period, driven by emerging market currencies. Cross-Asset Trend and Cross-Asset Volatility also detracted.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from November 1, 2014 through October 31, 2024 Initial Investment of $1,000,000 Years Ended 10/31

The above graph compares a hypothetical $1,000,000 investment in the Fund’s Class Y shares to a hypothetical investment of $1,000,000 made in each of the Bloomberg Global Aggregate Index (Hedged) (a broad-based index), MSCI World Index (a broad-based index), FTSE Three-Month U.S. Treasury Bill Index, and FTSE World Government Bond Index on 10/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/24)
Share Class	1YR	5YR	10YR
Class Y Shares	11.67%	3.80%	3.26%
Bloomberg Global Aggregate Index (Hedged) (broad-based index)*	9.92%	0.33%	2.12%
MSCI World Index (broad-based index)*	33.68%	12.03%	9.78%
FTSE Three-Month U.S. Treasury Bill Index	5.59%	2.44%	1.71%
FTSE World Government Bond Index**	8.37%	-2.85%	-0.47%
Hybrid Index**	23.04%	6.11%	5.81%

*

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of September 1, 2024.

**	Effective as of September 1, 2024, changes were made to the Fund’s performance benchmarks. Performance of the FTSE World Government Bond Index and Hybrid Index will not be shown in the future.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.
Net Assets	$ 90,000,000
Holdings Count	202
Advisory Fees Paid, Amount	$ 594,134
Portfolio Turnover	4.30%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 10/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$90	202	$594,134	4.30%

Holdings [Text Block]	Portfolio Holdings (as of 10/31/24) Allocation of Holdings (Based on Total Net Exposure)
Material Fund Change [Text Block]

• Effective April 1, 2024, in addition to the management fee waiver and expense limitation agreement described in the Fund’s prospectus, the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed to waive receipt of a portion of its management fee in the amount of .10% of the value of the Fund’s average daily net assets until March 1, 2025. On or after March 1, 2025, BNY Mellon Investment Adviser, Inc. may terminate this waiver agreement at any time.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/literaturecenter
BNY Mellon Global Dynamic Bond Income Fund | Class A
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about BNY Mellon Global Dynamic Bond Income Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A*	$109	1.05%

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 109	[5]
Expense Ratio, Percent	1.05%	[5]
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the 12-month period ended October 31, 2024, the Fund’s Class A shares returned 8.28%.

• In comparison, the FTSE One-Month U.S. Treasury Bill Index returned 5.51% for the same period.

What affected the Fund’s performance?

• Global bonds produced strong returns as central banks pivoted to a dovish stance early in the period, followed by rate cuts in subsequent months, driving yields lower and prices higher.

• The Fund’s relative performance benefited most from judicious shifts in government bond allocations, curve trades and cross-market views, along with shorter-duration posture in early 2024.

• Emerging-markets sovereign bonds in both local and hard currency also generated good returns, while high yield and investment-grade corporate bonds delivered steady performance.

• Active currency exposure detracted mildly from relative performance. Short positions in the euro and other European currencies also detracted slightly.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from November 1, 2014 through October 31, 2024 Initial Investment of $10,000 Years Ended 10/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Class A shares to a hypothetical investment of $10,000 made in each of the Bloomberg Global Aggregate Index (Hedged) (a broad-based index), FTSE One-Month U.S. Treasury Bill Index, and USD 30-day Compounded SOFR on 10/31/2014. The performance shown takes into account the maximum initial sales charge on Class A shares and applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/24)
Class A Shares	1YR	5YR	10YR
with Maximum Sales Charge - 4.50%	3.44%	-0.25%	1.25%
without Sales Charge	8.28%	0.67%	1.72%
Bloomberg Global Aggregate Index (Hedged) (broad-based index)*	9.92%	0.33%	2.12%
FTSE One-Month U.S. Treasury Bill Index	5.51%	2.37%	1.66%
USD 30-day Compounded SOFR**	5.31%	2.29%	N/A

*

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of October 31, 2024.

**

Effective as of October 31, 2024, changes were made to the Fund’s performance benchmarks. Performance of the USD 30-day Compounded SOFR will not be shown in the future. The first value date of the Secured Overnight Financing Rate (SOFR) was published April 2, 2018.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.
Net Assets	$ 68,000,000
Holdings Count	230
Advisory Fees Paid, Amount	$ 418,890
Portfolio Turnover	124.83%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 10/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$68	230	$418,890	124.83%

Holdings [Text Block]	Portfolio Holdings (as of 10/31/24) Allocation of Holdings (Based on Net Assets) *Amount represents less than 0.01%. Country Allocation (Based on Net Assets)
Material Fund Change [Text Block]

• Effective September 1, 2024, the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, until March 1, 2025, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the direct expenses of none of the Fund’s share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .65%. On or after March 1, 2025, BNY Mellon Investment Adviser, Inc. may terminate this expense limitation agreement at any time. Because “acquired fund fees and expenses” are incurred indirectly by the Fund, as a result of its investments in underlying funds, such fees and expenses are not included in the expense limitation.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/literaturecenter
BNY Mellon Global Dynamic Bond Income Fund | Class C
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about BNY Mellon Global Dynamic Bond Income Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C*	$187	1.80%

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 187	[6]
Expense Ratio, Percent	1.80%	[6]
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the 12-month period ended October 31, 2024, the Fund’s Class C shares returned 7.47%.

• In comparison, the FTSE One-Month U.S. Treasury Bill Index returned 5.51% for the same period.

What affected the Fund’s performance?

• Global bonds produced strong returns as central banks pivoted to a dovish stance early in the period, followed by rate cuts in subsequent months, driving yields lower and prices higher.

• The Fund’s relative performance benefited most from judicious shifts in government bond allocations, curve trades and cross-market views, along with shorter-duration posture in early 2024.

• Emerging-markets sovereign bonds in both local and hard currency also generated good returns, while high yield and investment-grade corporate bonds delivered steady performance.

• Active currency exposure detracted mildly from relative performance. Short positions in the euro and other European currencies also detracted slightly.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from November 1, 2014 through October 31, 2024 Initial Investment of $10,000 Years Ended 10/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Class C shares to a hypothetical investment of $10,000 made in each of the Bloomberg Global Aggregate Index (Hedged) (a broad-based index), FTSE One-Month U.S. Treasury Bill Index, and USD 30-day Compounded SOFR on 10/31/2014. The performance shown takes into account the maximum deferred sales charge on Class C shares and applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/24)
Class C Shares	1YR		5YR	10YR
with Maximum Deferred Sales Charge - 1.00%	6.47%	***	-0.09%	0.95%
without Deferred Sales Charge	7.47%		-0.09%	0.95%
Bloomberg Global Aggregate Index (Hedged) (broad-based index)*	9.92%		0.33%	2.12%
FTSE One-Month U.S. Treasury Bill Index	5.51%		2.37%	1.66%
USD 30-day Compounded SOFR**	5.31%		2.29%	N/A

*

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of October 31, 2024.

**

Effective as of October 31, 2024, changes were made to the Fund’s performance benchmarks. Performance of the USD 30-day Compounded SOFR will not be shown in the future. The first value date of the Secured Overnight Financing Rate (SOFR) was published April 2, 2018.

***	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.
Net Assets	$ 68,000,000
Holdings Count	230
Advisory Fees Paid, Amount	$ 418,890
Portfolio Turnover	124.83%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 10/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$68	230	$418,890	124.83%

Holdings [Text Block]	Portfolio Holdings (as of 10/31/24) Allocation of Holdings (Based on Net Assets) *Amount represents less than 0.01%. Country Allocation (Based on Net Assets)
Material Fund Change [Text Block]

• Effective September 1, 2024, the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, until March 1, 2025, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the direct expenses of none of the Fund’s share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .65%. On or after March 1, 2025, BNY Mellon Investment Adviser, Inc. may terminate this expense limitation agreement at any time. Because “acquired fund fees and expenses” are incurred indirectly by the Fund, as a result of its investments in underlying funds, such fees and expenses are not included in the expense limitation.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/literaturecenter
BNY Mellon Global Dynamic Bond Income Fund | Class I
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about BNY Mellon Global Dynamic Bond Income Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I*	$83	0.80%

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 83	[7]
Expense Ratio, Percent	0.80%	[7]
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the 12-month period ended October 31, 2024, the Fund’s Class I shares returned 8.60%.

• In comparison, the FTSE One-Month U.S. Treasury Bill Index returned 5.51% for the same period.

What affected the Fund’s performance?

• Global bonds produced strong returns as central banks pivoted to a dovish stance early in the period, followed by rate cuts in subsequent months, driving yields lower and prices higher.

• The Fund’s relative performance benefited most from judicious shifts in government bond allocations, curve trades and cross-market views, along with shorter-duration posture in early 2024.

• Emerging-markets sovereign bonds in both local and hard currency also generated good returns, while high yield and investment-grade corporate bonds delivered steady performance.

• Active currency exposure detracted mildly from relative performance. Short positions in the euro and other European currencies also detracted slightly.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from November 1, 2014 through October 31, 2024 Initial Investment of $10,000 Years Ended 10/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in each of the Bloomberg Global Aggregate Index (Hedged) (a broad-based index), FTSE One-Month U.S. Treasury Bill Index, and USD 30-day Compounded SOFR on 10/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/24)
Share Class	1YR	5YR	10YR
Class I Shares	8.60%	0.94%	1.97%
Bloomberg Global Aggregate Index (Hedged) (broad-based index)*	9.92%	0.33%	2.12%
FTSE One-Month U.S. Treasury Bill Index	5.51%	2.37%	1.66%
USD 30-day Compounded SOFR**	5.31%	2.29%	N/A

*

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of October 31, 2024.

**

Effective as of October 31, 2024, changes were made to the Fund’s performance benchmarks. Performance of the USD 30-day Compounded SOFR will not be shown in the future. The first value date of the Secured Overnight Financing Rate (SOFR) was published April 2, 2018.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.
Net Assets	$ 68,000,000
Holdings Count	230
Advisory Fees Paid, Amount	$ 418,890
Portfolio Turnover	124.83%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 10/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$68	230	$418,890	124.83%

Holdings [Text Block]	Portfolio Holdings (as of 10/31/24) Allocation of Holdings (Based on Net Assets) *Amount represents less than 0.01%. Country Allocation (Based on Net Assets)
Material Fund Change [Text Block]

• Effective September 1, 2024, the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, until March 1, 2025, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the direct expenses of none of the Fund’s share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .65%. On or after March 1, 2025, BNY Mellon Investment Adviser, Inc. may terminate this expense limitation agreement at any time. Because “acquired fund fees and expenses” are incurred indirectly by the Fund, as a result of its investments in underlying funds, such fees and expenses are not included in the expense limitation.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/literaturecenter
BNY Mellon Global Dynamic Bond Income Fund | Class Y
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about BNY Mellon Global Dynamic Bond Income Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]	What were the Fund’s costs for the last year? (based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$79	0.76%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the 12-month period ended October 31, 2024, the Fund’s Class Y shares returned 8.69%.

• In comparison, the FTSE One-Month U.S. Treasury Bill Index returned 5.51% for the same period.

What affected the Fund’s performance?

• Global bonds produced strong returns as central banks pivoted to a dovish stance early in the period, followed by rate cuts in subsequent months, driving yields lower and prices higher.

• The Fund’s relative performance benefited most from judicious shifts in government bond allocations, curve trades and cross-market views, along with shorter-duration posture in early 2024.

• Emerging-markets sovereign bonds in both local and hard currency also generated good returns, while high yield and investment-grade corporate bonds delivered steady performance.

• Active currency exposure detracted mildly from relative performance. Short positions in the euro and other European currencies also detracted slightly.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from November 1, 2014 through October 31, 2024 Initial Investment of $1,000,000 Years Ended 10/31

The above graph compares a hypothetical $1,000,000 investment in the Fund’s Class Y shares to a hypothetical investment of $1,000,000 made in each of the Bloomberg Global Aggregate Index (Hedged) (a broad-based index), FTSE One-Month U.S. Treasury Bill Index, and USD 30-day Compounded SOFR on 10/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/24)
Share Class	1YR	5YR	10YR
Class Y Shares	8.69%	1.05%	2.04%
Bloomberg Global Aggregate Index (Hedged) (broad-based index)*	9.92%	0.33%	2.12%
FTSE One-Month U.S. Treasury Bill Index	5.51%	2.37%	1.66%
USD 30-day Compounded SOFR**	5.31%	2.29%	N/A

*

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of October 31, 2024.

**

Effective as of October 31, 2024, changes were made to the Fund’s performance benchmarks. Performance of the USD 30-day Compounded SOFR will not be shown in the future. The first value date of the Secured Overnight Financing Rate (SOFR) was published April 2, 2018.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.
Net Assets	$ 68,000,000
Holdings Count	230
Advisory Fees Paid, Amount	$ 418,890
Portfolio Turnover	124.83%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 10/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$68	230	$418,890	124.83%

Holdings [Text Block]	Portfolio Holdings (as of 10/31/24) Allocation of Holdings (Based on Net Assets) *Amount represents less than 0.01%. Country Allocation (Based on Net Assets)
Material Fund Change [Text Block]

• Effective September 1, 2024, the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, until March 1, 2025, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the direct expenses of none of the Fund’s share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .65%. On or after March 1, 2025, BNY Mellon Investment Adviser, Inc. may terminate this expense limitation agreement at any time. Because “acquired fund fees and expenses” are incurred indirectly by the Fund, as a result of its investments in underlying funds, such fees and expenses are not included in the expense limitation.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/literaturecenter
BNY Mellon Global Real Return Fund | Class A
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about BNY Mellon Global Real Return Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A*	$124	1.15%

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 124	[8]
Expense Ratio, Percent	1.15%	[8]
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the 12-month period ended October 31, 2024, the Fund’s Class A shares returned 15.07%.

• In comparison, the USD 30-day Compounded SOFR returned 5.31% for the same period.

What affected the Fund’s performance?

• Global financial markets broadly gained ground in response to easing inflation, increasingly dovish central bank policies, enthusiasm for artificial intelligence-related stocks and the unveiling of a major Chinese stimulus package.

• The Fund’s return-seeking core produced the strongest gains, led by global equities exposed to the artificial intelligence theme. All other areas of the core were positive as well.

• Within the stabilizing layer, exposure to gold was accretive to returns, helped by geopolitical concerns, central bank buying and ongoing U.S. fiscal challenges.

• While the equity market strategy to mitigate risk detracted from performance as markets gained ground, these positions enabled the Fund to successfully navigate a dramatic, though brief, sell-off at the start of August 2024.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from November 1, 2014 through October 31, 2024 Initial Investment of $10,000 Years Ended 10/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Class A shares to a hypothetical investment of $10,000 made in each of the Bloomberg Global Aggregate Index (Hedged) (a broad-based index), MSCI World Index (a broad-based index), USD 30-day Compounded SOFR, and FTSE One-Month U.S. Treasury Bill Index on 10/31/2014. The performance shown takes into account the maximum initial sales charge on Class A shares and applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/24)
Class A Shares	1YR	5YR	10YR
with Maximum Sales Charge - 5.75%	8.47%	2.23%	2.82%
without Sales Charge	15.07%	3.45%	3.43%
Bloomberg Global Aggregate Index (Hedged) (broad-based index)*	9.92%	0.33%	2.12%
MSCI World Index (broad-based index)*	33.68%	12.03%	9.78%
USD 30-day Compounded SOFR**	5.31%	2.29%	N/A
FTSE One-Month U.S. Treasury Bill Index***	5.51%	2.37%	1.66%
USD 1-month LIBOR/USD 30 DAY Compounded SOFR (linked)†	5.32%	2.32%	1.73%

*

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of October 31, 2024.

**	The first value date of the Secured Overnight Financing Rate (SOFR) was published April 2, 2018.
***	Effective as of October 31, 2024, changes were made to the Fund's performance benchmarks. Performance of the FTSE One-Month U.S. Treasury Bill Index will not be shown in the future.
†	Links USD 1-Month LIBOR through November 1, 2021 (when the Fund’s performance baseline benchmark changed) and USD 30-day Compounded SOFR thereafter.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.
Net Assets	$ 989,000,000
Holdings Count	171
Advisory Fees Paid, Amount	$ 8,959,448
Portfolio Turnover	77.47%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 10/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$989	171	$8,959,448	77.47%

Holdings [Text Block]	Portfolio Holdings (as of 10/31/24) Allocation of Holdings (Based on Total Net Exposure) Country Allocation (Based on Net Assets)
Updated Prospectus Web Address	bny.com/investments/literaturecenter
BNY Mellon Global Real Return Fund | Class C
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about BNY Mellon Global Real Return Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C*	$204	1.90%

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 204	[9]
Expense Ratio, Percent	1.90%	[9]
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the 12-month period ended October 31, 2024, the Fund’s Class C shares returned 14.29%.

• In comparison, the USD 30-day Compounded SOFR returned 5.31% for the same period.

What affected the Fund’s performance?

• Global financial markets broadly gained ground in response to easing inflation, increasingly dovish central bank policies, enthusiasm for artificial intelligence-related stocks and the unveiling of a major Chinese stimulus package.

• The Fund’s return-seeking core produced the strongest gains, led by global equities exposed to the artificial intelligence theme. All other areas of the core were positive as well.

• Within the stabilizing layer, exposure to gold was accretive to returns, helped by geopolitical concerns, central bank buying and ongoing U.S. fiscal challenges.

• While the equity market strategy to mitigate risk detracted from performance as markets gained ground, these positions enabled the Fund to successfully navigate a dramatic, though brief, sell-off at the start of August 2024.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from November 1, 2014 through October 31, 2024 Initial Investment of $10,000 Years Ended 10/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Class C shares to a hypothetical investment of $10,000 made in each of the Bloomberg Global Aggregate Index (Hedged) (a broad-based index), MSCI World Index (a broad-based index), USD 30-day Compounded SOFR, and FTSE One-Month U.S. Treasury Bill Index on 10/31/2014. The performance shown takes into account the maximum deferred sales charge on Class C shares and applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/24)
Class C Shares	1YR		5YR	10YR
with Maximum Deferred Sales Charge - 1.00%	13.29%	††	2.66%	2.66%
without Deferred Sales Charge	14.29%		2.66%	2.66%
Bloomberg Global Aggregate Index (Hedged) (broad-based index)*	9.92%		0.33%	2.12%
MSCI World Index (broad-based index)*	33.68%		12.03%	9.78%
USD 30-day Compounded SOFR**	5.31%		2.29%	N/A
FTSE One-Month U.S. Treasury Bill Index***	5.51%		2.37%	1.66%
USD 1-month LIBOR/USD 30 DAY Compounded SOFR (linked)†	5.32%		2.32%	1.73%

*

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of October 31, 2024.

**	The first value date of the Secured Overnight Financing Rate (SOFR) was published April 2, 2018.
***	Effective as of October 31, 2024, changes were made to the Fund's performance benchmarks. Performance of the FTSE One-Month U.S. Treasury Bill Index will not be shown in the future.
†	Links USD 1-Month LIBOR through November 1, 2021 (when the Fund’s performance baseline benchmark changed) and USD 30-day Compounded SOFR thereafter.
††	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.
Net Assets	$ 989,000,000
Holdings Count	171
Advisory Fees Paid, Amount	$ 8,959,448
Portfolio Turnover	77.47%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 10/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$989	171	$8,959,448	77.47%

Holdings [Text Block]	Portfolio Holdings (as of 10/31/24) Allocation of Holdings (Based on Total Net Exposure) Country Allocation (Based on Net Assets)
Updated Prospectus Web Address	bny.com/investments/literaturecenter
BNY Mellon Global Real Return Fund | Class I
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about BNY Mellon Global Real Return Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I*	$97	0.90%

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 97	[10]
Expense Ratio, Percent	0.90%	[10]
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the 12-month period ended October 31, 2024, the Fund’s Class I shares returned 15.39%.

• In comparison, the USD 30-day Compounded SOFR returned 5.31% for the same period.

What affected the Fund’s performance?

• Global financial markets broadly gained ground in response to easing inflation, increasingly dovish central bank policies, enthusiasm for artificial intelligence-related stocks and the unveiling of a major Chinese stimulus package.

• The Fund’s return-seeking core produced the strongest gains, led by global equities exposed to the artificial intelligence theme. All other areas of the core were positive as well.

• Within the stabilizing layer, exposure to gold was accretive to returns, helped by geopolitical concerns, central bank buying and ongoing U.S. fiscal challenges.

• While the equity market strategy to mitigate risk detracted from performance as markets gained ground, these positions enabled the Fund to successfully navigate a dramatic, though brief, sell-off at the start of August 2024.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from November 1, 2014 through October 31, 2024 Initial Investment of $10,000 Years Ended 10/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in each of the Bloomberg Global Aggregate Index (Hedged) (a broad-based index), MSCI World Index (a broad-based index), USD 30-day Compounded SOFR, and FTSE One-Month U.S. Treasury Bill Index on 10/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/24)
Class I Shares	1YR	5YR	10YR
Class I Shares	15.39%	3.69%	3.69%
Bloomberg Global Aggregate Index (Hedged) (broad-based index)*	9.92%	0.33%	2.12%
MSCI World Index (broad-based index)*	33.68%	12.03%	9.78%
USD 30-day Compounded SOFR**	5.31%	2.29%	N/A
FTSE One-Month U.S. Treasury Bill Index***	5.51%	2.37%	1.66%
USD 1-month LIBOR/USD 30 DAY Compounded SOFR (linked)†	5.32%	2.32%	1.73%

*

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of October 31, 2024.

**	The first value date of the Secured Overnight Financing Rate (SOFR) was published April 2, 2018.
***	Effective as of October 31, 2024, changes were made to the Fund's performance benchmarks. Performance of the FTSE One-Month U.S. Treasury Bill Index will not be shown in the future.
†	Links USD 1-Month LIBOR through November 1, 2021 (when the Fund’s performance baseline benchmark changed) and USD 30-day Compounded SOFR thereafter.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.
Net Assets	$ 989,000,000
Holdings Count	171
Advisory Fees Paid, Amount	$ 8,959,448
Portfolio Turnover	77.47%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 10/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$989	171	$8,959,448	77.47%

Holdings [Text Block]	Portfolio Holdings (as of 10/31/24) Allocation of Holdings (Based on Total Net Exposure) Country Allocation (Based on Net Assets)
Updated Prospectus Web Address	bny.com/investments/literaturecenter
BNY Mellon Global Real Return Fund | Class Y
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about BNY Mellon Global Real Return Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y*	$90	0.84%

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 90	[11]
Expense Ratio, Percent	0.84%	[11]
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the 12-month period ended October 31, 2024, the Fund’s Class Y shares returned 15.44%.

• In comparison, the USD 30-day Compounded SOFR returned 5.31% for the same period.

What affected the Fund’s performance?

• Global financial markets broadly gained ground in response to easing inflation, increasingly dovish central bank policies, enthusiasm for artificial intelligence-related stocks and the unveiling of a major Chinese stimulus package.

• The Fund’s return-seeking core produced the strongest gains, led by global equities exposed to the artificial intelligence theme. All other areas of the core were positive as well.

• Within the stabilizing layer, exposure to gold was accretive to returns, helped by geopolitical concerns, central bank buying and ongoing U.S. fiscal challenges.

• While the equity market strategy to mitigate risk detracted from performance as markets gained ground, these positions enabled the Fund to successfully navigate a dramatic, though brief, sell-off at the start of August 2024.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from November 1, 2014 through October 31, 2024 Initial Investment of $1,000,000 Years Ended 10/31

The above graph compares a hypothetical $1,000,000 investment in the Fund’s Class Y shares to a hypothetical investment of $1,000,000 made in each of the Bloomberg Global Aggregate Index (Hedged) (a broad-based index), MSCI World Index (a broad-based index), USD 30-day Compounded SOFR, and FTSE One-Month U.S. Treasury Bill Index on 10/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/24)
Class Y Shares	1YR	5YR	10YR
Class Y Shares	15.44%	3.77%	3.77%
Bloomberg Global Aggregate Index (Hedged) (broad-based index)*	9.92%	0.33%	2.12%
MSCI World Index (broad-based index)*	33.68%	12.03%	9.78%
USD 30-day Compounded SOFR**	5.31%	2.29%	N/A
FTSE One-Month U.S. Treasury Bill Index***	5.51%	2.37%	1.66%
USD 1-month LIBOR/USD 30 DAY Compounded SOFR (linked)†	5.32%	2.32%	1.73%

*

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of October 31, 2024.

**	The first value date of the Secured Overnight Financing Rate (SOFR) was published April 2, 2018.
***	Effective as of October 31, 2024, changes were made to the Fund's performance benchmarks. Performance of the FTSE One-Month U.S. Treasury Bill Index will not be shown in the future.
†	Links USD 1-Month LIBOR through November 1, 2021 (when the Fund’s performance baseline benchmark changed) and USD 30-day Compounded SOFR thereafter.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.
Net Assets	$ 989,000,000
Holdings Count	171
Advisory Fees Paid, Amount	$ 8,959,448
Portfolio Turnover	77.47%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 10/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$989	171	$8,959,448	77.47%

Holdings [Text Block]	Portfolio Holdings (as of 10/31/24) Allocation of Holdings (Based on Total Net Exposure) Country Allocation (Based on Net Assets)
Updated Prospectus Web Address	bny.com/investments/literaturecenter

[1]

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[2]

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[3]

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[4]

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[5]

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[6]

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[7]

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[8]

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[9]

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[10]

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[11]

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.